SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2. Significant Accounting Policies

Basis of Presentation

The Company’s unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) ASC, as well as the reporting requirements stipulated by the Securities Exchange Commission, and include all adjustments necessary for the fair presentation of the Company’s financial position, operating results and cash flows for the periods presented. The unaudited condensed financial statements do not include all of the disclosures required by U.S. GAAP for annual financial statements and should be read in conjunction with the audited financial statements of the Company for the year ended December 31, 2024 (the “Annual Financial Statements”). In the opinion of the Company, the accompanying unaudited condensed financial statements contain all adjustments, consisting of only normal recurring adjustments necessary to fairly present its financial position as of March 31, 2025, its results of operations for the three months ended March 31, 2025 and 2024, its cash flows for the three months ended March 31, 2025 and 2024, and its changes in members’ deficit for the three months ended March 31, 2025 and 2024. Results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year ending December 31, 2025 or any future period. The condensed balance sheet as of December 31, 2024 was derived from the Annual Financial Statements but does not contain all of the footnote disclosures from the Annual Financial Statements.

Use of Estimates

The preparation of the unaudited condensed financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of expenses during the reporting periods. Actual results may differ materially and adversely from these estimates.

Risks and Uncertainties

The Company is subject to risks common to early-stage companies in the biotechnology industry, including, but not limited to, development by the Company or its competitors of technological innovations, risks of failure of clinical studies, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and ability to transition from preclinical manufacturing to commercial production of products.

The Company’s future product candidates will require approvals from the U.S. Food and Drug Administration and comparable foreign regulatory agencies prior to commercial sales in their respective jurisdictions. There can be no assurance that any product candidates will receive the necessary approvals. If the Company is denied approval, approval is delayed or the Company is unable to maintain approval for any product candidate, it could have a material adverse impact on the Company.

Segments

The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, manages the Company’s business activities as a single operating and reportable segment. Accordingly, the Company’s CODM uses net income/loss to measure the Company’s single segment’s performance and allocate resources. Further, the CODM reviews and utilizes functional expenses (general and administrative and research and development) to manage the Company’s operations. The Company’s general and administrative expenses for each of the three months ended March 31, 2025 and 2024 included approximately $38 thousand of compensation expenses related to the compensation agreement the Company has executed with its Chief Executive Officer. The remaining general and administrative expenses are related to legal and accounting-related expenses for contractors. The Company’s research and development expenses did not include any compensation-related expenses. Other segment items included in net loss are interest expense, related parties and interest income which are reflected in the Company’s unaudited condensed statements of operations.

Cash

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which can exceed government insured limits. As of March 31, 2025 and December 31, 2024, the Company has not experienced losses on its cash accounts and management believes the Company is not exposed to significant risks on such accounts.

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2025 and December 31, 2024.

Deferred Transaction Costs

Deferred transaction costs represent costs incurred in connection with preparation for the proposed business combination which deferred until the business combination is completed and will be considered a reduction in additional paid in capital upon the business combination.

Loan Receivable

The Company accounts for its loan receivable at amortized cost, net of expected credit losses. The Company provides reserves against its loan receivable balance for estimated credit losses, if any, that may result from a counterparties inability to pay based on the composition of the loan receivable, current economic conditions and, historical credit loss activity and future expected conditions and market trends (such as general economic conditions, other macroeconomic and microeconomic events, etc.). Changes in circumstances relating to these factors may result in the need to increase or decrease the allowance for credit losses in the future. Amounts deemed uncollectible are charged or written-off against the reserve. As of March 31, 2025 and December 31, 2024, no expected credit losses were recorded related to the loan receivable.

Fair Value of Financial Instruments

The Company’s financial assets and liabilities are accounted for in accordance with FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The fair value hierarchy requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1 — Observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instrument’s anticipated life.

Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised by management in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The carrying values reported in the Company’s unaudited condensed balance sheets for loan receivable, amounts due to research and development partner, due from related party, accounts payable and accrued expenses, short-term debt, accrued interest, related parties and due to related parties are reasonable estimates of their fair values due to the short-term nature of these items.

Research and Development Expenses

Research and development expenses consist of costs incurred by Targeted Diagnostics & Therapeutics, Inc. (“TDT”) who was performing the research and development activities for the Company in accordance with the license agreements with TDT and the annual fee paid to TDT and are recorded as research and development expenses as incurred (see Note 3).

Net Loss per Member Unit

The Company calculates basic and diluted net loss per member unit in accordance with the two-class method required for participating securities. The Company has two classes of member units, which are referred to as Class A member units and Class B member units. Class B member units are allocated 51% of earnings and losses, and Class A member units are allocated 49% of earnings and losses. The two-class method requires net loss for the period to be allocated between the member units.

Basic net loss per member unit is computed by dividing net loss by the weighted-average number of member units outstanding during the period. Diluted net loss per member unit excludes the potential impact of the Company’s warrants and options because their effect would be anti-dilutive due to the Company’s net loss for the periods presented.

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per member unit for each class of member units (in thousands, except member unit and per member unit information):

	For the three months ended March 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic and diluted net loss per member unit:
Numerator:
Net loss	$(161)	$(167)	$(859)	$(895)
Denominator
Basic and diluted weighted average units outstanding	95,555,554	16,666,666	95,555,554	16,666,666
Basic and diluted net loss per member unit	$(0.00)	$(0.01)	$(0.01)	$(0.05)

Recently Adopted Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” that addresses requests for improved income tax disclosures from investors that use the financial statements to make capital allocation decisions. Public entities must adopt the new guidance for fiscal years beginning after December 15, 2024. The amendments in this ASU must be applied on a retrospective basis to all prior periods presented in the financial statements and early adoption is permitted. The Company adopted this standard on January 1, 2025 and determined that the adoption does not have a material impact on these unaudited condensed financial statements.

Recently Issued Accounting Pronouncements

On November 4, 2024, the FASB issued ASU 2024-03, Accounting Standards Update 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments in this ASU do not change or remove current expense disclosure requirements; however, the amendments affect where such information appears in the notes to financial statements because entities are required to include certain current disclosures in the same tabular format disclosure as the other disaggregation requirements in the amendments. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the potential impact that the adoption of this standard will have on its financial statements.

Management does not believe that any additional recently issued, but not yet effective, accounting standards, if currently adopted, would have a material impact on the Company’s unaudited condensed financial statements.

Note 2. Significant Accounting Policies

Basis of Presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the rules and regulations of the SEC.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Actual results may differ materially and adversely from these estimates.

Risks and Uncertainties

The Company is subject to risks common to early-stage companies in the biotechnology industry, including, but not limited to, development by the Company or its competitors of technological innovations, risks of failure of clinical studies, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and ability to transition from preclinical manufacturing to commercial production of products.

The Company’s future product candidates will require approvals from the U.S. Food and Drug Administration and comparable foreign regulatory agencies prior to commercial sales in their respective jurisdictions. There can be no assurance that any product candidates will receive the necessary approvals. If the Company is denied approval, approval is delayed or the Company is unable to maintain approval for any product candidate, it could have a material adverse impact on the Company.

Segments

The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, manages the Company’s business activities as a single operating and reportable segment. Accordingly, the Company’s CODM uses net income/loss to measure the Company’s single segment’s performance and allocate resources. Further, the CODM reviews and utilizes functional expenses (general and administrative and research and development) to manage the Company’s operations. The Company’s general and administrative expenses for each of the years ended December 31, 2024 and 2023 included approximately $0.2 million of compensation expense related to the compensation agreement the Company has executed with its Chief Executive Officer. The remaining general and administrative expenses related to legal and accounting-related expenses for contractors. The Company’s research and development expenses did not include any compensation-related expenses. Other segment items included in net loss are interest expense, related parties and interest income which are reflected in the Company’s statements of operations.

Cash

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which can exceed government insured limits.

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company does not have any cash equivalents as of December 31, 2024 and 2023.

Deferred Transaction Costs

Costs incurred in connection with preparation for the proposed business combination are deferred on the balance sheets as of December 31, 2024 and 2023.

Loan Receivable

The Company accounts for its loan receivable at amortized cost, net of expected credit losses. The Company provides reserves against its loan receivable balance for estimated credit losses, if any, that may result from a counterparties inability to pay based on the composition of the loan receivable, current economic conditions and, historical credit loss activity and future expected conditions and market trends (such as general economic conditions, other macroeconomic and microeconomic events, etc.). Changes in circumstances relating to these factors may result in the need to increase or decrease the allowance for credit losses in the future. Amounts deemed uncollectible are charged or written-off against the reserve. As of December 31, 2024 and 2023, no expected credit losses were recorded related to the loan receivable.

Fair Value of Financial Instruments

The Company’s financial assets and liabilities are accounted for in accordance with FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The fair value hierarchy requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1 — Observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instrument’s anticipated life.

Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised by management in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The carrying values reported in the Company’s balance sheets for loan receivable, amounts due to research and development partner, due from related party, accounts payable and accrued expenses, short-term debt, accrued interest, related parties and due to related parties are reasonable estimates of their fair values due to the short-term nature of these items.

Research and Development Expenses

Research and development expenses consist of costs incurred by Targeted Diagnostics & Therapeutics, Inc. (“TDT”) who was performing the research and development activities for the Company in accordance with the license agreements with TDT and the annual fee paid to TDT and are recorded as research and development expenses as incurred (see Note 3).

Income Taxes

The Company is taxed as a partnership for United States income tax purposes for the years ended December 31, 2024 and 2023, thus the income or loss of the Company flows to the members. As a partnership for income tax purposes, the Company is not subject to tax and any tax liability is the responsibility of the members of the Company. Accordingly, no provision for federal and state income taxes is included in the financial statements for the years ended December 31, 2024 and 2023.

Comprehensive Loss

Comprehensive loss is equal to net loss as presented in the statements of operations for the year ended December 31, 2024 and 2023.

Net Loss per Member Unit

The Company calculates basic and diluted net loss per member unit in accordance with the two-class method required for participating securities. The Company has two classes of member units, which are referred to as Class A member units and Class B member units. Class B member units are allocated 51% of earnings and losses, and Class A member units are allocated 49% of earnings and losses. The two-class method requires net loss for the period to be allocated between the member units.

Basic net loss per member unit is computed by dividing net loss by the weighted-average number of member units outstanding during the period. Diluted net loss per member unit excludes the potential impact of the Company’s warrants and options because their effect would be anti-dilutive due to the Company’s net loss for the periods presented.

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per member unit for each class of member units (in thousands, except member unit and per member unit information):

	For the year ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net loss per member unit:
Numerator:
Net loss	$(1,738)	$(1,808)	$(2,442)	$(2,542)
Denominator:
Basic and diluted weighted average units outstanding	95,555,554	16,666,666	85,825,570	16,666,666
Basic and diluted net loss per member unit	$(0.02)	$(0.11)	$(0.03)	$(0.15)

Recently Adopted Accounting Pronouncements

In September 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments — Credit Losses, which was subsequently amended by ASU No. 2018-19, ASU No. 2019-04, ASU No. 2019-05, ASU 2019-10, ASU No. 2019-11, ASU No. 2020-03, and ASU No. 2022-02. These ASUs have provided for various minor technical corrections and improvements to the codification as well as other transition matters. The standard requires the measurement of expected credit losses for financial instruments carried at amortized cost held at the reporting date based on historical experience, current conditions and reasonable forecasts. The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The Company adopted this standard on January 1, 2023, with no impact on its financial statements and related disclosures.

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The Company adopted this standard effective January 1, 2024 using a retrospective method. For further information, refer to the Segments section in Note 2 Significant Accounting Policies.

Recently Issued Accounting Pronouncements – Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The standard requires entities to disclose additional categories about federal, state and foreign income taxes in the effective tax rate reconciliation as well as provide annual income taxes paid disaggregated by federal, state and foreign taxes. The standard is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is evaluating the impact of adopting this standard on its financial statements and related disclosures.

Management does not believe that any additional recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Iris
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2. Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, filed with the SEC on April 16, 2025. The interim results for the three months ended March 31, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any future interim periods.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the unaudited condensed financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of expenses during the reporting periods. Actual results may differ materially and adversely from these estimates. The Class A shares subject to possible redemption and the valuation of the Private Placement Warrants required management to exercise significant judgement in its estimates.

Cash

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2025 and December 31, 2024. As of March 31, 2025 and December 31, 2024, the Company had operating cash (i.e., cash held outside the Trust Account) of $62,242 and $65,343, respectively. As of March 31, 2025 and December 31, 2024, there were certain amounts that are restricted as they were withdrawn from the Trust Account for income tax payments, which totaled $27,347 and $12,347, respectively.

Cash and Cash Equivalents held in Trust Account

As of March 31, 2025 and December 31, 2024, the Company had a total of $2,047,748 and $2,016,274, respectively in the Trust Account held in money market funds cash equivalents. As noted above, on March 4, 2025 stockholders holding 59,844 shares properly exercised their right to redeem their shares. As of March 31, 2025 the stockholders have not been paid out to the respective stockholders. As of March 31, 2025 and December 31, 2024, the Company had a total of $702,359 and $739,195, respectively, that were owed to the stockholders, and recorded on the unaudited condensed balance sheets as Restricted Cash - held in Trust Account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the federal depository insurance coverage of $250,000. As of March 31, 2025 and December 31, 2024, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), approximates the carrying amounts in the unaudited condensed balance sheets, excluding the warrants, primarily due to their short-term nature.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”). Derivative instruments are recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the unaudited condensed statements of operations. Derivative assets and liabilities are classified in the unaudited condensed balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the unaudited condensed balance sheet date. The Company has determined that the warrants are a derivative instrument as of March 31, 2025.

Fair Value Measurements

The Company’s financial assets and liabilities are accounted for in accordance with FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The fair value hierarchy requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1 — Observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instrument’s anticipated life.

Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised by management in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Common Stock Subject to Possible Redemption

The Company accounts for its shares of common stock subject to possible redemption in accordance with the guidance in ASC 480. Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as a component of temporary equity. At all other times, shares of common stock are classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value of $9.51 and $10.07 as of March 31, 2025 and December 31, 2024, respectively, as temporary equity, outside of the stockholders’ equity section of the Company’s unaudited condensed balance sheets.

Net Loss per Common Stock

The Company complies with accounting and disclosure requirements of ASC Topic 260, Earnings Per Share. The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock (see Note 8 for more details). The Company has two classes of common stock, which are referred to as Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of shares. The Company has not considered the effect of the warrants sold in the IPO and the Private Placement to purchase an aggregate of 11,913,333 of the Company’s Class A common stock in the calculation of diluted loss per share, since their exercise is contingent upon future events. As a result, diluted net loss per share of common stock is the same as basic net loss per share of common stock for the periods. Accretion of the carrying value of Class A common stock to redemption value is excluded from net loss per common stock because the redemption value approximates fair value. As of March 31, 2025 and March 31, 2024, the Company only had Class A common stock outstanding. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for the Class A common stock.

	For the three months ended March 31,
	2025	2024
Basic and diluted net loss per share:
Numerator:
Net loss	$(891,382)	$(858,231)
Denominator
Basic and diluted weighted average shares outstanding	7,055,859	7,275,074
Basic and diluted net loss per share	$(0.13)	$(0.12)

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore maintained a full valuation allowance.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. There were no tax accruals relating to uncertain tax positions.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2025 and December 31, 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income tax examinations by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to federal examination by the federal taxing authorities. The Company was incorporated in the State of Delaware and is required to pay franchise taxes to the State of Delaware on an annual basis.

Advances due from Sponsor

The Company accounts for advances due from the Sponsor as a contra equity balance unless payment has been received subsequent to year end. As of March 31, 2025 and December 31, 2024, the Company has $192,083 and $160,677, respectively, of extension deposit advances due from the Sponsor. See Note 5.

Forgiveness of Unrelated Vendor Payables

The Company negotiated and certain vendors agreed to forgive outstanding payables. For the three months ended March 31, 2025, the outstanding balance totaled $365,189 will be settled for $250,000. As the Company was unable to provide payment in full, a compromise for a one-time lump-payment was agreed upon for each vendor. For the three months ended March 31, 2025, the Company recognized a gain for the forgiven of the outstanding payable of $115,189 which were recorded in the unaudited condensed statements of operations.

Recently Adopted Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” that addresses requests for improved income tax disclosures from investors that use the financial statements to make capital allocation decisions. Public entities must adopt the new guidance for fiscal years beginning after December 15, 2024. The amendments in this ASU must be applied on a retrospective basis to all prior periods presented in the financial statements and early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements.

Recently Issued Accounting Pronouncements

On November 4, 2024, the FASB issued ASU 2024-03, Accounting Standards Update 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments in this ASU do not change or remove current expense disclosure requirements; however, the amendments affect where such information appears in the notes to financial statements because entities are required to include certain current disclosures in the same tabular format disclosure as the other disaggregation requirements in the amendments. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the potential impact that the adoption of this standard will have on its financial statements.

Management does not believe that any additional recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed financial statements.

Risks and Uncertainties

The Company may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by various social and political circumstances in the U.S. and around the world (including wars and other forms of conflict, and other uncertainties regarding actual and potential shifts in the U.S. and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. More specifically, uncertainties regarding elevated inflation and interest rates, and changes in countries’ trade policies and tariffs, including rising trade tensions between the United States and China, could have a material adverse effect on the value of the Company’s securities. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude which they may negatively impact our business. The Company’s unaudited condensed financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. In April 2024, the Treasury issued proposed regulations providing guidance with respect to the excise tax. Taxpayers must rely on these proposed regulations until final regulations are issued. Under the proposed regulations, liquidating distributions made by publicly traded domestic corporations are exempt from the excise tax. In addition, any redemptions that occur in the same taxable year as a liquidation is completed will also be exempt from such tax.

On December 27, 2022, the Treasury published Notice 2023-2, which provided clarification on some aspects of the application of the excise tax. The notice generally provides that if a publicly traded U.S. corporation completely liquidates and dissolves, distributions in such complete liquidation and other distributions by such corporation in the same taxable year in which the final distribution in complete liquidation and dissolution is made are not subject to the excise tax. On June 28, 2024, the Treasury finalized certain of the proposed regulations (those relating to procedures for reporting and paying the Excise Tax). The remaining regulations (largely relating to the computation of the Excise Tax) remain in proposed form. The Treasury intends to finalize these proposed regulations at a later date and, until such time, taxpayers may continue to rely on the proposed regulations.

For the redemption that occurred on September 7, 2023, the Company incurred an excise tax of $103,587, calculated as 1% of the fair market value of the shares redeemed on September 7, 2023. As of March 31, 2025, the excise tax associated with the September 7, 2023 redemptions had yet to be paid. As such, the Company has recorded $43,867 as an accrual for interest and penalties associated with the unpaid excise taxes. The interest and penalties associated with the unpaid excise taxes are included within excise tax payable in the accompanying unaudited condensed balance sheets.

For the redemption that occurred on March 7, 2024, the Company incurred an excise tax of $12,657, calculated as 1% of the fair market value of the shares redeemed on March 7, 2024.

For the redemption that occurred on September 5, 2024, the Company incurred an excise tax of $5,372, calculated as 1% of the fair market value of the shares redeemed on September 5, 2024.

For the redemption that occurred on December 20, 2024, the Company incurred an excise tax of $7,392, calculated as 1% of the fair market value of the shares redeemed on December 20, 2024.

For the redemption that occurred on March 4, 2025, the Company incurred an excise tax of $7,024, calculated as 1% of the fair market value of the shares redeemed on March 4, 2025.

As of March 31, 2025 and December 31, 2024, the Company recorded a total of $136,032 and $129,008 of excise tax liability. The liability does not impact the accompanying unaudited condensed statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available.

During the second quarter of 2024, the Internal Revenue Service issued final regulations with respect to the timing and payment of the excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024. As of the filing date, the Company has not remitted payment.

The Company is currently evaluating its options with respect to payment of this obligation. As the Company was unable to timely pay its obligation in full, it will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% failure to file penalty per month and 0.5% failure to pay penalty per month or a portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024, until paid in full. During the three months ended March 31, 2025 and 2024, the Company recorded $31,782 and $0, respectively, of interest and penalties associated with unpaid excise tax expenses. Such expenses have been recorded as interest expense in the Company’s unaudited condensed statements of operations.

In early 2025, the U.S. government implemented new tariff measures impacting global trade. As a result, the Company anticipates continued uncertainty and volatility with respect to capital markets, the costs of materials and supply chains. The duration and scope of these conditions cannot be predicted, and therefore, any anticipated negative financial impact to the Company’s operating results cannot be reasonably estimated.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the United States Securities Exchange Commission (“SEC”).

Reclassification

Certain prior period amounts in the financial statements, pertaining to the Liminatus interest expense has been reclassified to conform to the current period presentation. The financial statements have otherwise been prepared on the same basis as the audited 2023 financial statements. The reclassification has no effect on net income, earnings per share, retained earnings, cash flows.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Class A shares subject to possible redemption and the valuation of the Private Placement Warrants required management to exercise significant judgement in its estimates.

Cash

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2024 and December 31, 2023. As of December 31, 2024 and December 31, 2023, the Company had operating cash (i.e., cash held outside the Trust Account) of $65,343 and $156,425, respectively. As of December 31, 2024 and December 31, 2023, there were certain amounts that are restricted as they were withdrawn from the Trust Account for income tax payments, which totaled $12,347 and $85,084, respectively.

Cash and Cash Equivalents held in Trust Account

As of December 31, 2024 and December 31, 2023, the Company had a total of $2,016,274 and $4,291,332, respectively in the Trust Account held in money market funds cash equivalents. As noted above, on December 20, 2024 stockholders holding 64,453 shares properly exercised their right to redeem their shares. As of December 31, 2024 the stockholders have not been paid out, as such, the amount owed to the stockholders of approximately $739,195 is recorded on the balance sheets as Restricted Cash - held in Trust Account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the federal depository insurance coverage of $250,000. As of December 31, 2024 and December 31, 2023, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Forgiveness of Unrelated Vendor Payables

The Company negotiated and certain vendors agreed to forgive outstanding payables. For the year ended December 31, 2023, the outstanding balance totaled $350,000 was settled for cash payments totaling $75,000. As the Company was unable to provide payment in full, a compromise for a one-time lump-payment was agreed upon for each vendor. For the year ended December 31, 2023, the Company recognized a gain for the forgiven of the outstanding payable of $275,000 which were recorded in the statements of operations.

Common Stock Subject to Possible Redemption

The Company accounts for its shares of common stock subject to possible redemption in accordance with the guidance in ASC 480. Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as a component of temporary equity. At all other times, shares of common stock are classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value of $10.07 and $9.96 as of December 31, 2024 and December 31, 2023, respectively, as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

Net Loss Per Common Stock

The Company complies with accounting and disclosure requirements of ASC Topic 260, Earnings Per Share. The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock (see Note 8 for more details). Earnings and losses are shared pro rata between the two classes of shares. The Company has not considered the effect of the warrants sold in the IPO and the Private Placement to purchase an aggregate of 11,913,333 of the Company’s Class A common stock in the calculation of diluted income (loss) per share, since their exercise is contingent upon future events. As a result, diluted net income (loss) per share of common stock is the same as basic net income (loss) per share of common stock for the periods. Accretion of the carrying value of Class A common stock to redemption value is excluded from net income (loss) per common stock because the redemption value approximates fair value. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net loss
Numerator:
Net loss	$(2,904,299)	$—	$(465,349)	$(760,869)
Denominator:
Basic and diluted weighted average shares outstanding	7,191,610	—	3,040,753	4,971,781
Basic and diluted net loss per share	$(0.40)	$—	$(0.15)	$(0.15)

Debt Discount

The Company presents the debt discount in the balance sheets as a direct reduction from the carrying amount of debt and are amortized over the term of the related debt using the effective yield method. For the years ended December 31, 2024 and 2023, the Company accreted the debt discount for $1,339 and $103,089, respectively, which is included in interest expense - related party on the accompanying statements of operations.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), approximates the carrying amounts in the balance sheets, excluding the warrants, primarily due to their short-term nature.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”). Derivative instruments are recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the statements of operations. Derivative assets and liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company has determined that the warrants are a derivative instrument.

The Company evaluates all of its financial instruments, including notes payable, to determine if such instruments contain features that qualify as embedded derivatives.

Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period. The

Company has determined that the promissory note - related party included an embedded derivative for the redemption feature for the amount equal to 150% of the principal amount upon the consummation of a business combination. See Note 5.

ASC Topic 470-20, Debt with Conversion and Other Options, addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate IPO proceeds from the Units between Class A common stock and warrants, using the residual method by allocating IPO proceeds first to fair value of the warrants and then the Class A common stock.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the condensed financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s condensed financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. There were no tax accruals relating to uncertain tax positions.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 and December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income tax examinations by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction, and is subject to federal examination by the federal taxing authorities. The Company was incorporated in the State of Delaware and is required to pay franchise taxes to the State of Delaware on an annual basis.

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022. The IRA includes provisions imposing a 1% excise tax on share repurchases that occur after December 31, 2022 and introduces a 15% corporate alternative minimum tax (“CAMT”) on adjusted financial statement income. The CAMT will be effective for us beginning in fiscal 2024. For the year ended December 31, 2024, the Company recorded an excise tax on the redemption of stock.

Advances due from Sponsor

The Company accounts for advances due from the Sponsor as a contra equity balance unless payment has been received subsequent to year end. As of December 31, 2024 and December 31, 2023, the Company has $160,677 and $0 of extension deposit advances due from the Sponsor. See Note 5.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating officer decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. As of December 31, 2024, this ASU became effective and the Company’s management adopted this ASU in its financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires public entities to disclose consistent categories and greater disaggregation of information in the rate reconciliation and for income taxes paid. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The guidance is effective for financial statements issued for annual periods beginning after December 15, 2024, with early adoption permitted. The accounting pronouncement is not expected to have a material impact on the Company’s related disclosures.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Risks and Uncertainties

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Separately, in October 2023, Israel and certain Iranian-backed Palestinian forces began an armed conflict in Israel, the Gaza Strip, and surrounding areas, which threatens to spread to other Middle Eastern countries including Lebanon and Iran. The impact of these conflicts and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. For purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. In April 2024, the Treasury issued proposed regulations providing guidance with respect to the excise tax. Taxpayers must rely on these proposed regulations until final regulations are issued. Under the proposed regulations, liquidating distributions made by publicly traded domestic corporations are exempt from the excise tax. In addition, any redemptions that occur in the same taxable year as a liquidation is completed will also be exempt from such tax.

On December 27, 2022, the Treasury published Notice 2023-2, which provided clarification on some aspects of the application of the excise tax. The notice generally provides that if a publicly traded U.S. corporation completely liquidates and dissolves, distributions in such complete liquidation and other distributions by such corporation in the same taxable year in which the final distribution in complete liquidation and dissolution is made are not subject to the excise tax. On June 28, 2024, the Treasury finalized certain of the proposed regulations (those relating to procedures for reporting and paying the Excise Tax). The remaining regulations (largely relating to the computation of the Excise Tax) remain in proposed form. The Treasury intends to finalize these proposed regulations at a later date and, until such time, taxpayers may continue to rely on the proposed regulations.

As of December 31, 2024 and December 31, 2023, the Company recorded a total of $129,008 and $103,587 of excise tax liability calculated as 1% of the fair market value of the shares redeemed. The liability does not impact the accompanying statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available.

During the second quarter of 2024, the Internal Revenue Service issued final regulations with respect to the timing and payment of the excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024. As of the filing date, the Company has not remitted payment.

The Company is currently evaluating its options with respect to payment of this obligation. As the Company was unable to timely pay its obligation in full, it will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or a portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024, until paid in full. The Company accrued a total of $12,085 recorded to interest expense on the statement of operations related to additional tax interest and penalties.

In early 2025, the U.S. government implemented new tariff measures impacting global trade. As a result, the Company anticipates continued uncertainty and volatility with respect to capital markets, the costs of materials and supply chains. The duration and scope of these conditions cannot be predicted, and therefore, any anticipated negative financial impact to the Company’s operating results cannot be reasonably estimated.